TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Contingent Assets (Details) R$ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2021 BRL (R$)	Jun. 30, 2020 BRL (R$)	Dec. 31, 2021 BRL (R$) kW
TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS
Minimum industrial consumers monthly electricity consumption limit (in Kilo watt hour) | kW			2,000
Maximum period to return the compulsory loan to taxpayers			20 years
Gain on settlement of litigation, net of expenses incurred	R$ 1,391,280	R$ 436,000
Amount of other pending lawsuits			R$ 73,000